Note 4 - Stockholders' Equity - Summary of Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		7,077,374
Stock Purchase Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	7,203,494
Range One [Member] | Stock Purchase Warrants [Member]
Upper range of exercise prices (in dollars per share)	$ 0.875	$ 0.875
Lower exercise price range (in dollars per share)	$ 0.30	$ 0.57
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	6,662,709	6,162,709
Range One [Member] | Stock Purchase Warrants [Member] | Minimum [Member]
Expiration dates	Aug. 31, 2024
Range One [Member] | Stock Purchase Warrants [Member] | Maximum [Member]
Expiration dates	May 31, 2021
Range Two [Member] | Stock Purchase Warrants [Member]
Upper range of exercise prices (in dollars per share)		$ 5.79
Lower exercise price range (in dollars per share)	$ 1.11	$ 1.11
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	34,617	34,617
Range Two [Member] | Stock Purchase Warrants [Member] | Minimum [Member]
Upper range of exercise prices (in dollars per share)	$ 5.79
Expiration dates	May 31, 2023
Range Two [Member] | Stock Purchase Warrants [Member] | Maximum [Member]
Expiration dates	May 31, 2021
Range Three [Member] | Stock Purchase Warrants [Member]
Upper range of exercise prices (in dollars per share)	$ 12.90	$ 12.90
Lower exercise price range (in dollars per share)	$ 12.80	$ 12.80
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	39,296	39,296
Expiration dates	Jan. 31, 2022
Range Four [Member] | Stock Purchase Warrants [Member]
Upper range of exercise prices (in dollars per share)	$ 16.30	$ 16.30
Lower exercise price range (in dollars per share)	$ 16.20	$ 16.20
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	174,544	174,544
Expiration dates	Mar. 31, 2020
Range Five [Member] | Stock Purchase Warrants [Member]
Upper range of exercise prices (in dollars per share)	$ 27.90
Lower exercise price range (in dollars per share)	$ 22.10
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	44,233
Range Five [Member] | Stock Purchase Warrants [Member] | Minimum [Member]
Expiration dates	Jan. 31, 2021
Range Five [Member] | Stock Purchase Warrants [Member] | Maximum [Member]
Expiration dates	Dec. 31, 2019
Range Six [Member] | Stock Purchase Warrants [Member]
Upper range of exercise prices (in dollars per share)	$ 39.20	$ 27.90
Lower exercise price range (in dollars per share)	$ 34.50	$ 22.10
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	236,556	153,755
Range Six [Member] | Stock Purchase Warrants [Member] | Minimum [Member]
Expiration dates	Oct. 31, 2021
Range Six [Member] | Stock Purchase Warrants [Member] | Maximum [Member]
Expiration dates	Oct. 31, 2019
Range Seven [Member] | Stock Purchase Warrants [Member]
Upper range of exercise prices (in dollars per share)	$ 52.31	$ 39.20
Lower exercise price range (in dollars per share)	$ 52.31	$ 34.50
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	11,539	236,556
Expiration dates	Jul. 31, 2019